LONG TERM EMPLOYEE RELATED OBLIGATIONS	0 Months Ended
Dec. 31, 2012
Long Term Employee Related Obligations [Abstract]
Long Term Employee Related Obligations
NOTE 9—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:
a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2012	2011

		(U.S. $ in millions )
	Accrued severance pay	$135	$131
	Defined benefit plans	160	108

	Total	$295	$239

<>As of December 31, 2012 and 2011, the Group had $134 million and $129 million, respectively, deposited in funds managed by financial institutions that are earmarked by management to cover severance pay liability mainly in respect of Israeli employees. Such deposits are not considered to be “plan assets” and are therefore included in long-term investments and receivables.

Most of the change was resulted from an actuarial decrease in the discount rate in several European countries.

<>The Company expects to contribute approximately $94 million in 2013 to the pension funds and insurance companies in respect of its severance and pension pay obligations.

<>The main terms of the different arrangements with employees are described in b. below.

<>b.       Terms of arrangements:

  <><><>Israel

  Israeli law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Parent Company and its Israeli subsidiaries make ongoing deposits into employee pension plans to fund its severance liabilities. According to the general collective pension agreement in Israel, Company deposits with respect to employees who were employed by the Company after the agreement took effect are instead of the Company's severance liability, therefore no obligation is provided for in the financial statements. Severance pay liabilities with respect to employees who were employed by the Parent Company and its Israeli subsidiaries prior to the collective pension agreement effective date, and also employees who have special contractual arrangements, are provided for in the financial statements based upon the number of years of service and the latest monthly salary.

  <><>Europe

  Many of the employees in the Company's European subsidiaries are entitled to a retirement grant when they leave. In the consolidated financial statements, the liability of the subsidiaries is accrued, based on the length of service and remuneration of each employee at the balance sheet date. Other employees in Europe are entitled to a pension according to a defined benefit scheme providing benefits based on final or average pensionable pay or according to a hybrid pension scheme that provides retirement benefits on a defined benefit and a defined contribution basis. Independent certified actuaries value these schemes, the rates of contribution payable being determined by the actuaries. Pension costs for the defined benefit section of the scheme are accounted for on the basis of charging the expected cost of providing pensions over the period during which the subsidiaries benefit from the employees' services. The Company uses December 31 as the measurement date for most of its material defined benefit plans.

  <><>North America<>

  The Company's North American subsidiaries mainly provide various defined contribution plans for the benefit of their employees. Under these plans, contributions are based on specified percentages of pay. Additionally, a multi-employer plan is maintained in accordance with various union agreements.

  <><>Latin America<>

The majority of the employees in Latin America are entitled to severance under local law. The severance payments are calculated based on service term and employee remuneration and accruals are maintained to reflect these amounts.

<>The Company expects to pay the following future minimum benefits to its employees: $22 million in 2013; $16 million in 2014; $13 million in 2015; $14 million in 2016; $17 million in 2017 and $96 million between 2018 to 2022. These amounts do not include amounts that might be paid to employees who cease working with the Company before their normal retirement age.